Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Advisory Board

On December 4, 2019, the Company formed an advisory board (the “Advisory Board”) with expertise in the hemp and minor cannabinoid sectors. The Advisory Board will assist the Board of Directors in its strategic review including, potentially, the extraction, testing, purification and formulation of safe cannabinoids within the hemp industry. During December 2019, the Company appointed two members to the Advisory Board. Compensation over the term of service shall consist of an award of shares of the Company’s stock with a value of $25,000 for each advisor. During the years ended December 31, 2020 and 2019, the Company expensed $50,000 and $-, respectively, which is included in Administrative Expenses on the Statements of Comprehensive Loss. The Advisory Board was disbanded as of December 31, 2020.

COVID-19

The ultimate impact of the global COVID-19 pandemic or a similar health epidemic is highly uncertain and subject to future developments. These include but are not limited to the duration of the COVID-19 pandemic, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that regulators, or the Company’s board of directors or management of the Company, may determine are needed. We do not yet know the full extent of potential delays or impacts on the Company’s business, vaccine development efforts, healthcare systems or the global economy as a whole. However, the effects are likely to have a material impact on the Company’s operations, liquidity and capital resources, and the Company will continue to monitor the COVID-19 situation closely.

In response to public health directives and orders, the Company has implemented work-from-home policies for many of the Company’s employees and temporarily modified the Company’s operations to comply with applicable social distancing recommendations. The effects of the orders and the Company’s related adjustments in its business are likely to negatively impact productivity, disrupt its business and delay the Company’s timelines, the magnitude of which will depend, in part, on the length and severity of the restrictions and other limitations on its ability to conduct its business in the ordinary course. Similar health directives and orders are affecting third parties with whom we do business, including Premas, whose operations are located in India. Further, restrictions on the Company’s ability to travel, stay-at-home orders and other similar restrictions on its business have limited its ability to support its operations.

Severe and/or long-term disruptions in the Company’s operations will negatively impact its business, operating results and financial condition in other ways, as well. Specifically, the Company anticipates that the stress of COVID-19 on healthcare systems generally around the globe will negatively impact regulatory authorities and the third parties that the Company and Premas may engage in connection with the development and testing of the Company’s COVID-19 Vaccine Candidate.

In addition, while the potential economic impact brought by, and the duration of, COVID-19 may be difficult to assess or predict, it has significantly disrupted global financial markets, and may limit the Company’s ability to access capital, which could in the future negatively affect its liquidity. A recession or market correction resulting from the continuation of the COVID-19 pandemic could materially affect the Company’s business and the value of its common stock.

Litigation and Settlements

Watts v. Gormally, et al., No. 2:18-15992 (D.N.J.) and Chan v. Gormally, et al., No. 2:19-cv-4989 (D.N.J.)

On November 9, 2018, Cale Watts (“Watts Plaintiff”) filed a verified shareholder derivative complaint alleging violations of the Securities Exchange Act of 1934, breach of fiduciary duty, unjust enrichment, and waste of corporate assets based on alleged material weaknesses in controls, management, and documentation (the “Watts Action”). On January 14, 2019, the parties reached an agreement in principle to settle the Watts Action that included corporate reforms and a payment of attorneys’ fees of $200,000. The parties finalized a Stipulation of Settlement on March 4, 2019. On February 7, 2019, Tiffany Chan, Jasmine Henderson, and Don Danesh (“Chan Plaintiffs”) filed a verified shareholder derivative complaint alleging violations of Section 14(a) of the Exchange Act and SEC Rule 14a-9, breach of fiduciary duty, unjust enrichment, and waste of corporate assets based on the same circumstances as the Watts Action (the “Chan Action”). The Chan Action further alleged that the Company should not have settled the Watts Action because the Watts Action plaintiffs lacked standing and the settlement would cause irreparable harm to the Company and its shareholders. On March 22, 2019, the Watts Plaintiff filed a motion for preliminary approval of the proposed settlement, approving the proposed form and method of providing notice of the settlement, scheduling a hearing for final approval of the settlement (“Watts Motion for Preliminary Approval”). On April 1, 2019, the Chan Plaintiffs filed an Opposition to the Motion for Preliminary Approval and a Motion to Intervene and Stay Proceedings (“Motion to Intervene and Stay”). Subsequently, the Watts Plaintiff, Chan Plaintiffs, and Defendants reached an agreement in principle to settle the Watts and Chan Actions that included corporate reforms and a payment of attorneys’ fees of $325,000. On October 2, 2019, the Watts Plaintiff filed an Unopposed Motion for Preliminary Approval of the Settlement (the “Omnibus Motion for Preliminary Approval”). The Omnibus Motion for Preliminary Approval was granted on January 8, 2020. Plaintiffs filed a motion for final approval of the proposed settlement by May 7, 2020. On May 28, 2020, the Court entered a final order and judgment approving the settlement. The resolution of this matter had no significant impact on the consolidated financial statements of the Company.

NovoTek Therapeutics Inc. and NovoTek Pharmaceuticals Limited v. Akers Biosciences, Inc.

On June 21, 2019, the Company received a complaint, filed by Novotek Therapeutics Inc., and Novotek Pharmaceuticals Limited (collectively, “Novotek”), Beijing-based entities, in the United States District Court for the District of New Jersey, alleging, among other things, breach of contract. Novotek is seeking, among other things, damages in the amount of $1,551,562, plus interest, disbursements and attorneys’ fees. The Company vigorously disputed the allegations in the complaint and has retained counsel to defend it. On September 16, 2019, the Company filed a partial motion to dismiss the complaint, which was fully submitted as of November 4, 2019. On June 9, 2020, the Court denied the Company’s motion. In anticipation of the case being settled, on October 20, 2020, the Court administratively closed the case. On November 13, 2020, the parties entered into a settlement agreement without either party admitting liability, effective as of November 3, 2020. The settlement agreement requires the Company to make a lump sum payment of $1,350,000 to Novotek within 60 days. The Company disbursed the settlement funds on December 31, 2020. The settlement expense is included in Loss from Discontinued Operations on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2020.

Neelima Varma v. Akers Biosciences, Inc. and St. David’s Healthcare Partnership, L.P., LLP CAUSE NO: D-1-GN-19-004262

On July 25, 2019, the Company was notified that on July 23, 2019, a complaint was filed by Neelima Varma, against the Company and St. David’s Healthcare Partnership, L.P., LLP (“St. David’s”), in the district court of Travis County, Texas, alleging, among other things, negligence gross negligence and strict product liability, breach of express warranty, breach of implied warranty and fraudulent misrepresentation and omission with respect to a medical device which the Company had sold through one of its distributors to St. David’s. Mr. Varna was seeking aggregate monetary relief from the company and St. David’s in excess of $1,000,000. The Company carries product liability insurance. On July 29, 2020, this matter was resolved. The resolution of this matter had no significant impact on the consolidated financial statements of the Company.

Douglas Carrara v. Akers Biosciences, Inc., John Does 1-10, and XYZ Corp. 1-10, Docket No. ESX-L-5272-19 (N.J. Super. Ct., Essex County):

Douglas Carrara, a former executive, sued the Company for breach of contract in connections with the termination of his employment. In his operative Complaint, filed August 9, 2019, Carrara primarily alleged that the Company breached the terms of his employment by failing to pay “severance” after terminating his employment “without cause.” Based on this alleged breach, Carrara sought compensatory damages and damages for lost wages and benefits. Carrara also sought punitive and/or liquidated damages and attorney’s fees. On August 29, 2019, the Company filed an answer to the operative complaint, denying all substantive allegations of wrongdoing. As of July 23, 2020, the parties have resolved all material disputes. The parties are in the process of preparing the appropriate documentation to effectuate this resolution and expect to file a stipulation of dismissal with prejudice shortly. The resolution of this matter had no significant impact on the consolidated financial statements of the Company.

ChubeWorkx Settlement Agreement and General Release

On August 3, 2020, the Company entered into a Settlement Agreement and General Release (the “SAGR”) with ChubeWorkx. The Company and ChubeWorkx entered into the SAGR to terminate a prior Settlement Agreement, dated August 17, 2016, by and among the Company and ChubeWorkx, (the “Prior Settlement Agreement” and, collectively with all other contracts, agreements and understandings by and between the Company and ChubeWorkx, whether written or oral, the “Prior Agreements”) pursuant to which the Company granted ChubeWorkx a security interest in substantially all of the Company’s assets, and to fully and finally settle and compromise any and all current and future claims and liabilities of any nature arising between the Company and ChubeWorkx in relation to, or otherwise connected with, the Prior Agreements, on the terms set forth in the SAGR.

As consideration for the settlement of claims pursuant to the SAGR, on August 5, 2020, the Company (i) paid to ChubeWorkx an amount equal to $300,000 and (ii) delivered to ChubeWorkx 500,000 shares of the Company’s common stock (the “Shares”) with a fair market value of $2,510,000. Accordingly, for the year ended December 31, 2020, litigation settlement expense of $2,810,000 was recorded in Discontinued Operations on the Consolidated Statements of Comprehensive Loss.

The Company granted ChubeWorkx registration rights with respect to the Shares. The Company filed a registration statement on Form S-3 with the Securities and Exchange Commission on August 18, 2020, which was declared effected on September 8, 2020, for the resale of such Shares.

As of the September 8, 2020 (the “Release Date”), the Company delivered and completed the full transfer to ChubeWorkx of the Shares in accordance with the SAGR, and, therefore, any and all claims, differences, and disputes of any current and/or future claims and/or liabilities arising between the Company and ChubeWorkx in relation to, or otherwise connected with, the Prior Agreements were fully and finally settled and compromised (with the exception of any claims arising under the SAGR or the Leak-Out and Support Agreement as described below). As of the Release Date, each of the Prior Agreements was terminated, and ChubeWorkx will automatically and irrevocably released all security interests and liens created under the Security Agreement or otherwise as security for the Company obligations under the Prior Agreements.

Litigation Related to the Merger with MYMD

Between January 22, 2021 and February 10, 2021, five alleged Akers stockholders filed separate actions in the state and federal courts of New York and New Jersey against Akers and the members of its board of directors, respectively captioned as follows: (i) Douglas McClain v. Akers Biosciences, Inc., et al., No. 650497/2021 (Sup. Ct., N.Y. Cty.); (ii) Owen Murphy v. Akers Biosciences, Inc., et al., No. 650545/2021 (Sup. Ct., N.Y. Cty.); Sue Gee Cheng v. Akers Biosciences, Inc., et al., No. 1:21-cv-01110 (S.D.N.Y.); Danny Lui v. Akers Biosciences, Inc., et al., No. GLO-C-000006-21 (N.J. Super. Ct., Ch. Div.); and Alan Misenheimer v. Akers Biosciences, Inc., et al., No. 1:21-cv-02310 (D.N.J.) (collectively, the “MYMD Merger Complaints”). The McClain and Lui actions are styled as putative class actions brought on behalf of the plaintiff and other similarly situated stockholders, while the Murphy, Cheng, and Misenheimer actions are brought solely on behalf of the individual stockholders. The MYMD Merger Complaints generally assert that Akers and its board of directors failed to disclose allegedly material information in the joint proxy and consent solicitation statement/prospectus and seek an order enjoining or unwinding the consummation of the Merger Agreement and awarding damages. The defendants believe that the claims asserted in the MYMD Merger Complaints are without merit and intend to appropriately defend themselves against them. Accordingly, the Company does not expect that these claims will have a material adverse effect on its financial condition or results of operations.

All legal fees incurred were expensed as and when incurred.